UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

(Address of principal executive offices)

 (Zip code)

Rajendra Prasad

1310 East Ocean Boulevard, Unit 1401

Long Beach, California 90802

(Name and address of agent for service)

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Prasad Growth Fund

ARMOR HOLDINGS

Ticker Symbol:AH	Cusip Number:042260109
Record Date: 4/26/2006	Meeting Date: 6/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1.-01-WARREN B. KANDERS,02-BURTT R. EHRLICH,03-DAVID R. HASS,04-ROBERT R. SCHILLER,05-NICHOLAS SOKOLOW,06-DEBORAH A.ZOULLAS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31,2006	For	Issuer	For	With

CNS, INC.

Ticker Symbol:CNXS	Cusip Number:126136100
Record Date: 8/12/2005	Meeting Date: 8/30/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1.-01-DANIEL E. COHEN,02-KAREN T. BECKWITH,03-PATRICK DELANEY,04-ANDREW J. GRRENSHIELDS,05-H. ROBERT HAWTHORNE,06-MARTI MORFITT, 07-RICHARD PERKINS,08-MORRIS J. SIEGEL	For	Issuer	For	With
2	APPROVAL OF AMENDMENTS TO THE CNS, INC, 2000 STOCK OPTION PLAN AS DESCRIBED IN THE ATTACHED PROXY STATEMENT, INCLUDING AN AMENDMENT TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE BY 1,200,000	For	Issuer	For	With
3	APPROVAL OF APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With

COMTECH TLECOMMUNICATIONS

Ticker Symbol:CMTL	Cusip Number:205826209
Record Date: 11/13/2005	Meeting Date: 12/6/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1.-01-GERARD R. NOCITA, 02-IRA KAPLAN	For	Issuer	For	With
2	APPROVAL OF AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE AURHORIZED SHARES OF COMMON STOCK	For	Issuer	For	With
3	APPROVAL OF AMENDMENT TO THE COMPANY'S 2000 STOCK INCENTIVE PLAN	For	Issuer	For	With
4	RATIFICATION OF SELECTION OF KPMG LLP AS AUDITORS	For	Issuer	For	With

ENCORE WIRE CORPORATION

Ticker Symbol:WIRE	Cusip Number:292562105
Record Date: 4/11/2006	Meeting Date: 5/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.	DIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1-01-DANIEL L. JONES,02-WILLIAM R. THOMAS, 03-JOSEPH M. BRITO, 04-DONALD E. COURTNEY, 05-THOMAS L. CUNNINGHAM, 06-JOHN H. WILSON, 07-SCOTT D. WEAVER	For	Issuer	For	With

ENCORE WIRE CORPORATION

Ticker Symbol:WIRE	Cusip Number:292562105
Record Date: 4/11/2006	Meeting Date: 5/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	PROPOSAL TO APPROVE THE AMENDMENT TO THE COMPANY'S 1999 STOCK OPTION PLAN	For	Issuer	For	With
3	PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006	For	Issuer	For	With

JLG INDUSTRIES, INC.

Ticker Symbol:JLG	Cusip Number:466210101
Record Date: 11/1/2005	Meeting Date: 11/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1.-01-R.V.ARMES, 02-T.P.CAPO, 03-W.K.FOSTER,04-W.M.LASKY,05-J.A.MEZERA, 06-D.L.PUGH, 07-S.RABINOWITZ,08-R.STARK, 09-T.C.WAJNERT	For	Issuer	For	With
2	APPROVE THE COMPANY'S 2005 RESTATED ANNUAL MANAGEMENT INCENTIVE PLAN	For	Issuer	For	With
3	APPROVE THE COMPANY'S 2005 LONG TERM INCENTIVE PLAN	For	Issuer	For	With
4	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR FOR THE ENSUING YEAR	For	Issuer	For	With

TITANIUM METALS CORPORATION

Ticker Symbol:TIE	Cusip Number:888339207
Record Date: 5/10/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
6030 7511	DIRECTORS RECOMMEND: A VOTE FOR ELECTIOIN OF THE FOLLOWING NOMINEES 1.-01-KEITH R. COOGAN, 02-NORMAN N. GREEN, 03-GLENN R. SIMMONS, 04-HAROLD C. SIMMONS, 05-GEN. THOMAS P. STAFFORD, 06-STEVEN L. WATSON, 07-PAUL J. ZUCCONI	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

* Rajendra Prasad

Chairman and CEO

Date: August 28, 2006

*Print the name and title of each signing officer under his or her signature.